Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Philotimo Focused Growth and Income Fund
Shareholder Report [Line Items]
Fund Name	Philotimo Focused Growth and Income Fund
Class Name	Philotimo Focused Growth and Income Fund
Trading Symbol	PHLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	theworldfundstrust.com/funds/Philotimo/Philotimo.php
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$76	1.52%¹
¹	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52% [1]
Net Assets	$ 90,402,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 443,392
Investment Company, Portfolio Turnover	61.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Net Assets (Thousands)	$90,402
Number of Holdings	50
Total Advisory Fee Paid	$443,392
Portfolio Turnover Rate	61.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Compass, Inc.	10.14%
The RealReal, Inc	8.23%
EZCorp, Inc. Class A	6.24%
Barnes & Noble Education, Inc.	6.15%
Caesars Entertainment, Inc.	5.54%
Duff & Phelps Utility and Infrastructure Fund, Inc.	3.55%
Nationwide Financial Services 5/15/2037	3.37%
Immersion Corporation	3.21%
eGain Corp.	3.16%
Inspired Entertainment, Inc.	3.13%

[1]	Annualized